Treasury Shares	12 Months Ended
Dec. 31, 2025
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Treasury Shares
23.	Treasury Shares

(1)	Treasury shares as of December 31, 2025 and 2024 are as follows:

(In millions of won, except for the number of shares)
	December 31, 2025		December 31, 2024
Number of shares		1,807,778	1,903,711
Acquisition cost	₩	88,533	92,962

(2)	Changes in treasury shares for the years ended December 31, 2025 and 2024 are as follows:

(In shares)
	2025	2024
Treasury shares as of January 1	1,903,711	6,133,414
Acquisition(*1)	—	317,000
Disposal(*2)	(95,933)	(503,612)
Retirement of treasury shares(*3)	—	(4,043,091)

Treasury shares as of December 31	1,807,778	1,903,711

(*1)	The Parent Company acquired 317,000 treasury shares for ₩15,788 million in an effort to increase shareholder value by stabilizing its stock price for the year ended December 31, 2024.
(*2)
The Parent Company granted 91,073 treasury shares (acquisition cost: ₩4,191 million) upon exercise of stock options for the year ended December 31, 2025, resulting in a gain on disposal of treasury shares of ₩1,164 million, and the Parent Company distributed 4,860 treasury shares (acquisition cost: ₩238 million) as bonus payment to the employees, resulting in gain on disposal of treasury shares of ₩24 million for the year ended December 31, 2025. Also, the Parent Company distributed 503,612 treasury shares (acquisition cost: ₩24,807 million) as bonus payment to the employees, resulting in gain on disposal of treasury shares of ₩181 million for the year ended December 31, 2024.

(*3)
The Parent Company retired 4,043,091 treasury shares with reduction of its retained earnings before appropriation, as a result, the Parent Company’s issued shares have decreased without change in share capital for the year ended December 31, 2024.